30. EMPLOYEE BENEFITS (Details 5) - Benefits of Pension Plans [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Actuarial losses and (gains)	R$ 103,805	R$ 477,316	R$ (15,224)
Return on plan assets (less interest income)	109,279	(444,348)	(51,213)
Change in the asset's limit (excluding interest income)	(154,741)	73,039	50,058
Total cost of actuarial losses and (gains)	R$ 58,343	R$ 106,007	R$ (16,379)